Accounts Payable and Accrued Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Accounts payable due to bank	$ 12.4	$ 11.8
Settlement of accounts payable outstanding	1 year